Employees (Details) € in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€) employee	Mar. 31, 2017 EUR (€) employee	Mar. 31, 2016 EUR (€) employee
Employees
Operations	17,094	18,207	18,869
Selling and distribution	35,025	38,252	38,325
Customer care and administration	54,016	55,097	54,490
Total number of employees	106,135	111,556	111,684
Costs incurred in respect of employees
Wages and salaries | €	€ 4,179	€ 4,630	€ 4,759
Social security costs | €	547	582	621
Other pension costs (note 26) | €	222	212	270
Share-based payments (note 27) | €	128	95	154
Cost incurred to employees | €	5,076	5,519	5,804
India (Discontinued operations) | €	219	217	212
Total | €	€ 5,295	€ 5,736	€ 6,016
Europe
Employees
Total number of employees	49,478	55,236	56,854
Germany
Employees
Total number of employees	13,718	14,478	14,862
Italy
Employees
Total number of employees	6,606	6,601	6,676
Spain
Employees
Total number of employees	5,015	5,118	5,935
UK
Employees
Total number of employees	12,379	13,238	13,323
Other Europe
Employees
Total number of employees	11,760	15,801	16,058
AMAP
Employees
Total number of employees	32,216	34,960	35,123
India (Discontinued operations)
Employees
Total number of employees	11,086	13,187	13,346
Vodacom
Employees
Total number of employees	7,524	7,590	7,515
Other Africa, Middle East and Asia-Pacific
Employees
Total number of employees	13,606	14,183	14,262
Common Functions
Employees
Total number of employees	24,441	21,360	19,707